Fair value of financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 464,682	R$ 434,169
Financial assets at fair value through other comprehensive income	121,052	105,622
Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	32,491	20,139
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	116,638	104,018
Level 1 of fair value hierarchy [member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	954	653
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	4,356	1,604
Level 2 of fair value hierarchy [member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	31,537	19,486
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value		1,563
Financial assets at fair value through profit or loss	379	1,563
Financial assets at fair value through other comprehensive income	58
Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	507,526	470,746
Financial assets at fair value through profit or loss	386,474	365,124
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	391,297	366,930
Financial assets at fair value through profit or loss	274,659	262,912
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	115,792	102,253
Financial assets at fair value through profit or loss	111,436	100,649
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	437	1,563
Financial assets at fair value through profit or loss	379	1,563
Brazilian government securities [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	231,912	224,799
Financial assets at fair value through other comprehensive income	70,983	69,642
Brazilian government securities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	226,056	218,449
Financial assets at fair value through other comprehensive income	69,951	68,457
Brazilian government securities [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	5,856	6,350
Financial assets at fair value through other comprehensive income	1,032	1,185
Government Securities [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	8,017	5,561
Financial assets at fair value through other comprehensive income	37,910	30,194
Government Securities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	8,017	5,561
Financial assets at fair value through other comprehensive income	37,910	30,194
Corporates Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	112,679	114,468
Financial assets at fair value through other comprehensive income	12,159	5,786
Corporates Debt Securities [Member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	15,537	19,357
Financial assets at fair value through other comprehensive income	4,885	743
Corporates Debt Securities [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,517	6,852
Financial assets at fair value through other comprehensive income	390
Corporates Debt Securities [Member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	360	150
Financial assets at fair value through other comprehensive income	714	131
Corporates Debt Securities [Member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,480	1,012
Corporates Debt Securities [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	62,942	65,788
Financial assets at fair value through other comprehensive income	1,183	351
Corporates Debt Securities [Member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,373	5,253
Financial assets at fair value through other comprehensive income	4,279	4,498
Corporates Debt Securities [Member] | Financial credit bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	19,378	10,111
Financial assets at fair value through other comprehensive income	13	6
Corporates Debt Securities [Member] | Promissory Notes [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	3,900	4,684
Corporates Debt Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,192	1,261
Corporates Debt Securities [Member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,375	157
Corporates Debt Securities [Member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	695	57
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	39,632	38,249
Financial assets at fair value through other comprehensive income	8,777	5,367
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	5,817	14,355
Financial assets at fair value through other comprehensive income	4,770	743
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	551
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	29,446	18,638
Financial assets at fair value through other comprehensive income	538	134
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,369	5,244
Financial assets at fair value through other comprehensive income	2,918	4,490
Corporates Debt Securities [Member] | Level 1 of fair value hierarchy [member] | Other [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		12
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	72,708	74,656
Financial assets at fair value through other comprehensive income	3,324	419
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	9,634	5,002
Financial assets at fair value through other comprehensive income	70
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,510	6,791
Financial assets at fair value through other comprehensive income	390
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	360	150
Financial assets at fair value through other comprehensive income	150	131
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,329	1,009
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	33,412	45,672
Financial assets at fair value through other comprehensive income	645	217
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		1
Financial assets at fair value through other comprehensive income	1,361	8
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Financial credit bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	19,371	10,098
Financial assets at fair value through other comprehensive income	13	6
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Promissory Notes [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	3,900	4,684
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Other [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,192	1,249
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,335	157
Corporates Debt Securities [Member] | Level 2 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	695	57
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	339	1,563
Financial assets at fair value through other comprehensive income	58
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	86
Financial assets at fair value through other comprehensive income	45
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	7	61
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	13
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	151	3
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	84	1,478
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4	8
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Financial credit bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	7	13
Corporates Debt Securities [Member] | Level 3 of fair value hierarchy [member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	40
Financial Liability At Fair Value Through Profit Or Loss [Member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	647	275
Financial Liability At Fair Value Through Profit Or Loss [Member] | Structured Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	64	114
Financial Liability At Fair Value Through Profit Or Loss [Member] | Others Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	583	161
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	647	275
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | Structured Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	64	114
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | Others Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	R$ 583	R$ 161